PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
	Thousands of U.S. dollars
	12/31/2017	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2018
Non-current
Provisions for liabilities	30,810	22,074	-	(7,665)	(16,135)	(81)	(4,466)	24,537
Provisions for taxes	19,833	6,185	-	(243)	(6,354)	82	(2,632)	16,871
Provisions for dismantling	9,249	994	-	(1)	(174)	(383)	(1,255)	8,430
Other provisions	1,294	371	-	(151)	(1,044)	(1)	867	1,336
Total non-current	61,186	29,624	-	(8,060)	(23,707)	(383)	(7,486)	51,174

Current
Provisions for liabilities	10,543	4,015	-	(2,139)	(479)	-	(2,920)	9,020
Provisions for taxes	5,641	-	-	-	(2,959)	-	(227)	2,455
Provisions for dismantling	-	19	-	-	(312)	383	(30)	60
Other provisions	2,884	6,925	-	(65)	(2,002)	-	(185)	7,515
Total current	19,068	10,959	-	(2,204)	(5,752)	383	(3,362)	19,050

	Thousands of U.S. dollars
	12/31/2016	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2017
Non-current
Provisions for liabilities	30,394	18,474	4,134	(6,520)	(10,687)	(73)	(4,912)	30,810
Provisions for taxes	21,447	1,286	2,274	-	(6,607)	2,108	(675)	19,833
Provisions for dismantling	15,338	1,416	-	(48)	(7,382)	-	(75)	9,249
Other provisions	2,716	944	-	(2,382)	(2,733)	(2,035)	4,784	1,294
Total non-current	69,895	22,120	6,408	(8,950)	(27,409)	-	(878)	61,186

Current
Provisions for liabilities	8,160	8,197	-	(2,479)	(104)	-	(3,231)	10,543
Provisions for taxes	1,006	4,580	-	-	-	-	55	5,641
Provisions for dismantling	213	1	-	6	(219)	-	(1)	-
Other provisions	5,339	988	-	(5,181)	(15)	-	1,754	2,884
Total current	14,718	13,766	-	(7,654)	(338)	-	(1,423)	19,068